STOCKHOLDERS' EQUITY - Common Stock (Detail Textuals 2) (USD $)	0 Months Ended		0 Months Ended		1 Months Ended
	Nov. 15, 2012 Series C Preferred Stock Sigma Agreement Sigma Opportunity Fund II, LLC and Sigma Capital Advisors, LLC	Dec. 31, 2012 Apex	Jun. 04, 2012 Apex Common Stock	Jun. 04, 2012 Apex Selling, General and Administrative Expenses Common Stock	Jul. 31, 2012 Illume Mobile Common Stock Asset purchase agreement
Business Acquisition [Line Items]
Number of shares issued as consideration for acquisition related expenses			325,000		617,284
Value of shares issued as consideration for acquisition related expenses		$ 341,000		$ 341,000	$ 698,000
Number of series C preferred stock, aggregate of common stock	175,364